Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $581.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.40%
Innovator Equity Dual Directional 15 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
Innovator Equity Dual Directional 15 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $756.74 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.30%)
Innovator Equity Dual Directional 15 Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(28.20%)